Other operating expenses - Research and Development - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Research and development costs including employee benefit costs and depreciation	£ 380	£ 408	£ 323